Stock-based compensation (PSU Table) (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Remittance of stock-based award participants' withholding tax obligation		$ 9	$ 52	$ 51
Share Units Plan | Equity Settled Awards | PSU-ROIC
Roll forward of outstanding RSUs
Units outstanding at beginning of period (in shares)	400,000	400,000
Units granted (in shares)		300,000
Units settled (in shares)		0
Units forfeited (in shares)		(100,000)
Units expired (in shares)		(200,000)
Units outstanding at end of period (in shares)		400,000	400,000
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 123.77	$ 123.77
Weighted-average grant date fair value of units granted in period (in dollars per share)		143.37
Weighted-average grant date fair value of units settled in period (in dollars per share)		0
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 133.59
Weighted-average grant date fair value of units expired in period (in dollars per share)		89.37
Weighted-average grant date fair value at end of period (in dollars per share)		$ 153.18	$ 123.77
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	400,000	400,000
Units granted in period (in shares)		300,000
Units vested during the year (in shares)		0
Units forfeited in period (in shares)		(100,000)
Units expired in period (in shares)		(200,000)
Units nonvested at end of period (in shares)		400,000	400,000
Weighted-average grant date fair value
Beginning of period (in dollars per share)	$ 123.77	$ 123.77
Weighted-average grant date fair value of units granted in period (in dollars per share)		143.37
Weighted-average grant date fair value of units vested in period (in dollars per share)		0
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 133.59
Weighted-average grant date fair value of units expired in period (in dollars per share)		89.37
End of period (in dollars per share)		$ 153.18	$ 123.77
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 36
Unrecognized compensation costs, awards other than options		$ 14
Unrecognized compensation cost, period of recognition		1 year 10 months 24 days
Units granted in period (in shares)		300,000
Share Units Plan | Equity Settled Awards | PSU-ROIC | 2023 Grant Year
Roll forward of nonvested RSUs
Units granted in period (in shares)		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 0
Units granted in period (in shares)		200,000
Share Units Plan | Equity Settled Awards | PSU-TSR
Roll forward of outstanding RSUs
Units outstanding at beginning of period (in shares)	400,000	400,000
Units granted (in shares)		100,000
Units settled (in shares)		(100,000)
Units forfeited (in shares)		0
Units expired (in shares)		(100,000)
Units outstanding at end of period (in shares)		300,000	400,000
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 192.33	$ 192.33
Weighted-average grant date fair value of units granted in period (in dollars per share)		186.96
Weighted-average grant date fair value of units settled in period (in dollars per share)		179.03
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 191.49
Weighted-average grant date fair value of units expired in period (in dollars per share)		174.04
Weighted-average grant date fair value at end of period (in dollars per share)		$ 198.61	$ 192.33
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	200,000	200,000
Units granted in period (in shares)		100,000
Units vested during the year (in shares)		0
Units forfeited in period (in shares)		0
Units expired in period (in shares)		(100,000)
Units nonvested at end of period (in shares)		200,000	200,000
Weighted-average grant date fair value
Beginning of period (in dollars per share)	$ 192.33	$ 192.33
Weighted-average grant date fair value of units granted in period (in dollars per share)		186.96
Weighted-average grant date fair value of units vested in period (in dollars per share)		0
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 191.49
Weighted-average grant date fair value of units expired in period (in dollars per share)		174.04
End of period (in dollars per share)		$ 198.61	$ 192.33
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 30
Unrecognized compensation costs, awards other than options		$ 22
Unrecognized compensation cost, period of recognition		1 year 9 months 18 days
Units granted in period (in shares)		100,000
Share Units Plan | Equity Settled Awards | PSU-TSR | 2022 Grant Year
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Performance vesting factor		50.00%
Remittance of stock-based award participants' withholding tax obligation	$ 4
Share Units Plan | Equity Settled Awards | PSU-TSR | 2023 Grant Year
Roll forward of nonvested RSUs
Units granted in period (in shares)		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 21
Units granted in period (in shares)		100,000
Share Units Plan | Equity Settled Awards | RSUs
Roll forward of outstanding RSUs
Units outstanding at beginning of period (in shares)	200,000	200,000
Units granted (in shares)		300,000
Units settled (in shares)		0
Units forfeited (in shares)		0
Units expired (in shares)		0
Units outstanding at end of period (in shares)		500,000	200,000
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 157.55	$ 157.55
Weighted-average grant date fair value of units granted in period (in dollars per share)		143.89
Weighted-average grant date fair value of units settled in period (in dollars per share)		132.53
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 146.87
Weighted-average grant date fair value of units expired in period (in dollars per share)		0
Weighted-average grant date fair value at end of period (in dollars per share)		$ 148.51	$ 157.55
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	200,000	200,000
Units granted in period (in shares)		300,000
Units vested during the year (in shares)		(100,000)
Units forfeited in period (in shares)		0
Units expired in period (in shares)		0
Units nonvested at end of period (in shares)		400,000	200,000
Weighted-average grant date fair value
Beginning of period (in dollars per share)	$ 157.55	$ 157.55
Weighted-average grant date fair value of units granted in period (in dollars per share)		143.89
Weighted-average grant date fair value of units vested in period (in dollars per share)		143.47
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		$ 146.87
Weighted-average grant date fair value of units expired in period (in dollars per share)		0
End of period (in dollars per share)		$ 149.18	$ 157.55
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 49
Unrecognized compensation costs, awards other than options		$ 27
Unrecognized compensation cost, period of recognition		1 year 6 months
Units granted in period (in shares)		300,000
Share Units Plan | Equity Settled Awards | PSU-ROIC and PSU-TSR | 2023 Grant Year
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Performance vesting factor		0.00%
Share Units Plan | Equity Settled Awards | PSUs | 2023 Grant Year
Roll forward of nonvested RSUs
Units vested during the year (in shares)		0